Document and Entity Information	Jul. 14, 2021
Cover [Abstract]
Entity Registrant Name	Viridian Therapeutics, Inc.\DE
Amendment Flag	false
Entity Central Index Key	0001590750
Document Type	8-K
Document Period End Date	Jul. 14, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36483
Entity Tax Identification Number	47-1187261
Entity Address, Address Line One	6200 Lookout Rd.
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(720)
Local Phone Number	643-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	VRDN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false